Operation lease and other commitment (Details 1)	6 Months Ended
Jun. 30, 2019 USD ($)
Operation Lease And Other Commitment Details 1Abstract
Operating lease liability due within one year, beginning balance	$ 86,061
Operating lease liability due within one year, repayments of lease liability	(41,620)
Operating lease liability due within one year, ending balance	44,441
Operating lease liability long term, beginning balance	318,716
Operating lease liability long term, repayments of lease liability	(83,547)
Operating lease liability long term, other	2,902
Operating lease liability long term, ending balance	238,071
Operating lease liability, beginning balance	404,777
Operating lease liability, repayments of lease liability	(125,167)
Operating lease liability, other	2,902
Operating lease liability, ending balance	$ 282,512